Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands															3 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 DKK (kr) shares	Jun. 05, 2023 DKK (kr) shares	Jun. 01, 2023 DKK (kr) shares	May 24, 2023 DKK (kr) shares	May 17, 2023 DKK (kr) shares	Mar. 03, 2023 DKK (kr) shares	Feb. 13, 2023 DKK (kr) shares	Feb. 09, 2023 DKK (kr) shares	Feb. 07, 2023 DKK (kr) shares	Jan. 24, 2023 DKK (kr) shares	Jan. 20, 2023 DKK (kr) shares	Jan. 05, 2023 DKK (kr) shares	Jan. 04, 2023 DKK (kr) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 DKK (kr) shares	Jun. 30, 2022 USD ($)
Share Capital
Balance at the beginning | $															$ 6,575	$ 8,303		$ 26,389
Issuance of shares for cash | $															1,536	4,437		28
Balance at the end | $	$ 2,535														2,535	6,575		20,150
Share capital
Share Capital
Balance at the beginning															4,217	3,886	kr 24,139	3,755
Exercised warrants, Share Capital | kr		kr 5		kr 150	kr 51	kr 135
Capital increase | kr			kr 862				kr 16	kr 43	kr 1,004	kr 96	kr 151	kr 259	kr 94	kr 634
Issuance of shares for cash | $															173	331		28
Balance at the end	$ 4,390	kr 27,639													$ 4,390	$ 4,217		$ 3,844
Ordinary Shares
Number of Ordinary Shares
Share capital, shares, beginning of year | shares																24,139,413	24,139,413
Capital increase (in shares) | shares			861,614				16,280	42,808	1,003,802	96,271	151,335	259,407	94,278	634,413
Exercise of warrants (in shares) | shares	4,824	4,824		150,000	51,125	134,730
Share capital, shares, end of the period | shares	27,640,300	27,640,300													27,640,300